UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENTCOMPANIES

Investment Company Act file number:   811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 — Schedule of Investments

Portfolio of Investments
September 30, 2005 (Unaudited)
(Amounts in Thousands)
Emerging Markets Trust

	Shares/Par	Value

Common Stock and Equity Interests — 95.4%

Austria — 0.6%
Raiffeisen International Bank-Holding AG	17	$1,155	A

Brazil — 12.3%
Banco Bradesco S.A. — preferred shares	68	3,336
Banco Itau Holding Financeira S.A. — preferred shares	5	1,171
Caemi Mineracao e Metalurgia S.A. — preferred shares	1,487	2,367
Companhia Vale do Rio Doce — Certificates of Entitlements	11	N.M.	B
Companhia Vale do Rio Doce — preferred shares — ADR	119	4,611
EDP — Energias do Brasil S.A.	84	982	A
Itausa — Investimentos Itau S.A. — preferred shares	415	1,199
Localiza Rent a Car S.A.	100	832
Obrascon Huarte Lain Brasil S.A.	78	809	A
Petroleo Brasileiro S.A. — Petrobras — ADR	118	7,503
Telemar Norte Leste S.A. — preferred shares	29	737
Unibanco — Uniao de Bancos Brasileiros S.A. — GDR	11	552
Votorantim Celulose e Papel S.A. — preferred shares	N.M.	1

		24,100

China — 7.5%
Beauty China Holdings Limited	438	180
China Life Insurance Co., Limited	1,717	1,328	A
China Mobile (Hong Kong) Limited	809	3,968
China Overseas Land & Investment Limited	1,982	600
China Resources Power Holdings Company Limited	919	584
China Shipping Development Company Limited	632	526
CNOOC Limited	1,431	1,033
Dongfang Electrical Machinery Company Limited	414	454
Far East Pharmaceutical Technology Company Limited	4,304	N.M.	A,B
Harbin Power Equipment Company Limited	1,108	639
Hengan International Group Company Limited	654	624
Netease.com Inc. — ADR	9	765	A
PetroChina Company Limited	3,734	3,129
Prime Sucess International Group Limited	1,228	423
Tencent Holdings Limited	420	512

		14,765

Egypt — 1.6%
Egyptian Company for Mobile Service (MobiNil)	16	573
Orascom Construction Industries (OCI)	25	912
Orascom Construction Industries (OCI) — GDR	8	576
Orascom Telecom Holding SAE — GDR	10	475
Vodafone Egypt Telecommunications Co. SAE	31	516

		3,052

Hungary — 0.7%
MOL Magyar Olaj-es Gazipari Rt.	12	1,316

India — 4.7%
Bajaj Auto Limited	16	605	A
Bank of India	309	863
Crompton Greaves Limited	73	1,108
Infosys Technologies Limited	7	389
Mahindra & Mahindra Limited	110	942
National Thermal Power Corporation Ltd.	697	1,680
Satyam Computer Services Limited	38	488
Tata Consultancy Services	23	769
Tata Motors Limited	58	703
Union Bank of India Limited	357	1,093
Vijaya Bank Ltd.	391	562

		9,202

Indonesia — 2.6%
PT Bank Central Asia Tbk	1,750	587
PT Perusahaan Gas Negara	2,600	1,056
PT Telekomunikasi Indonesia	4,495	2,339
PT United Tractors Tbk	2,820	1,063

		5,045

Israel — 1.4%
Bank Leumi Le — Israel	346	1,153
Bezeq Israeli Telecommunication Corporation Ltd.	412	553	A
Teva Pharmaceutical Industries Ltd. — ADR	34	1,133

		2,839

Malaysia — 1.5%
Genting Berhad	162	919

	Shares/Par	Value

Malakoff Berhad	1	2
PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	438	371
Resorts World Berhad	248	723
Tenaga Nasional Berhad	332	951

		2,966

Mexico — 6.2%
America Movil S.A. de C.V.	3,609	4,755
Cemex S.A. de C.V. — ADR	72	3,777
Embotelladoras Arca S.A.	182	392
Grupo Bimbo S.A. de C.V.	263	855
Grupo Carso S.A. de C.V.	74	162
Grupo Financiero Banorte S.A. de C.V.	237	2,113
Urbi, Desarrollos Urbanos, S.A. de C.V.	5	37	A

		12,091

Oman — 0.5%
Bank Muscat SAOG — GDR	41	974	A,C

Pakistan — 0.3%
Fauji Fertilizer Company Limited	267	583

Poland — 0.4%
Polski Koncern Naftowy Orlen S.A.	42	859

Russia — 6.9%
AO VimpelCom — ADR	45	1,977	A
Gazprom — ADR	33	2,204
Lukoil — ADR	62	3,604
Lukoil — ADR	4	231	C
Mobile Telesystems — ADR	48	1,944
NovaTek OAO — GDR	79	1,888	A,B,C
OAO Mechel — ADR	21	781
Vsmpo-Avisma Corporation (VSMPO)	5	853

		13,482

South Africa — 9.8%
ABSA Group Limited	61	897
Aveng Limited	453	1,192
Edgars Consolidated Stores Limited	225	1,120
Foschini Limited	128	913
Impala Platinum Holdings Limited	3	386
Imperial Holdings Limited	79	1,646
JD Group Limited	91	1,106
Kumba Resources Limited	43	670
MTN Group Limited	314	2,598
Murray & Roberts Holdings Limited	306	943
Naspers Limited	31	510
Sasol Limited	117	4,530
Standard Bank Group Limited	158	1,740
Steinhoff International Holdings Limited	325	1,006

		19,257

South Korea — 19.4%
Dacom Corporation	95	1,200	A
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	47	1,062
Dongbu Insurance Co., Ltd.	108	1,574
Doosan Corporation	32	598	A
GS Engineering & Construction Corp.	27	1,072
Hyundai Department Store Co., Ltd.	22	1,453
Hyundai Marine & Fire Insurance Co., Ltd.	82	809
Hyundai Mipo Dockyard Co., Ltd.	20	1,438
Hyundai Mobis	9	756
Hyundai Motor Co., Ltd.	25	1,969
Kia Motors Corporation	46	860
Kookmin Bank — ADR	57	3,371
Korea Electric Power Corporation (KEPCO)	14	467
Kumho Electirc Inc. — rights issued	1	24	B
Kumho Electric Inc.	13	838
Kyeryong Construction Industrial Co., Ltd.	11	289
LG Insurance Co., Ltd.	89	1,171
LG International Corporation	52	772
LG Telecom Ltd.	130	692	A
Pohang Iron & Steel Company Ltd. (POSCO)	3	762
Samsung Electronics Co., Ltd.	17	9,475
Samsung Engineering Co., Ltd.	53	1,117
Samsung Heavy Industries Co., Ltd.	81	1,184
Samsung SDI Co., Ltd.	11	1,144
Samsung Securities Co., Ltd.	27	1,146
Shinhan Financial Group Co., Ltd.	53	1,840
Woori Investment & Securities Co., Ltd.	60	836

		37,919

Taiwan — 13.5%
Asustek Computer Inc.	632	1,695
AU Optronics Corp.	359	465
AU Optronics Corp. — ADR	10	130

	Shares/Par	Value

China Steel Corporation	642	572
Delta Electronics Inc.	477	815
EVA Airways Corp.	17	7
Formosa Chemicals & Fibre Corporation	264	398
Formosa Plastic Corporation	1	1
High Tech Computer Corp.	131	1,594
Hon Hai Precision Industry Co., Ltd	276	1,286
King Yuan Electronics Co., Ltd.	983	732
Lite-On Technology Corp.	807	901
MediaTek Incorporation	70	664
NovaTek Microelectronics Corp., Ltd.	386	1,688
Phoenix Precision Technology Corporation	1,725	2,100
Powerchip Semiconductor Corp.	1,323	738
Powertech Technology Inc.	140	400
Radiant Opto-Electronics Corporation	521	1,299
Siliconware Precision Industries Company	837	845
Siliconware Precision Industries Company — ADR	322	1,666
Taiwan Cement Corporation	1,455	919
Taiwan Semiconductor Manufacturing Company	1,990	3,196
Taiwan Semiconductor Manufacturing Company Ltd. — ADR	78	644
Unimicron Technology Corp.	1,069	791
United Microelectronics Corporation — ADR	61	220
United Microelectronics Corporation, Ltd.	1,853	1,189
Vanguard International Semiconductor Corporation	1,349	935
Wan Hai Lines Ltd.	42	31
Wistron Corporation	544	569	A

		26,490

Thailand — 2.9%
Kasikornbank Public Company Limited	234	376
Krung Thai Bank Public Company Limited	3,208	829
PTT Exploration and Production Public Company Limited	63	717
PTT Public Company Limited	314	1,864
Regional Container Line Public Company Limited	622	531
Thai Oil Public Company Limited	538	983
Total Access Communication Public Company Limited	102	328	A

		5,628

Turkey — 2.6%
Akbank T.A.S.	125	832
Aksigorta A.S.	85	512
Denizbank A.S.	182	974	A
Efes Sinai Yatirim Holdings A.S.	46	359	A
Tupras-Turkiye Petrol Rafinerileri A.S.	50	881
Turk Sise ve Cam Fabrikalari A.S.	261	830
Yapi Ve Kredi Bankasi A.S.	163	678	A

		5,066

Total Common Stock and Equity Interests (Identifitied Cost — $141,103)		186,789

Repurchase Agreements — 2.2%

Bank of America 3.78%, dated 9/30/05, to be repurchased at $2,117 on 10/3/05 (Collateral: $2,135 Freddie Mac notes, 4.3%, due 5/5/08, value $2,159)	2,116	2,116

Goldman, Sachs & Company 3.71%, dated 9/30/05, to be repurchased at $2,117 on 10/3/05 (Collateral: $2,110 Fannie Mae mortgage-backed securities, 6%, due 4/1/35, value $2,160)	2,116	2,116

		4,232

(Identified Cost — $4,232)		4,232

Total Investments — 97.6% (Identified Cost — $145,335)		191,021
Other Assets Less Liabilities — 2.4%		4,796

Net assets — 100.0%		$195,817

A	Non-income producing.

B	Illiquid security valued at fair value under procedures adopted by Board of Directors.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.6% of net assets.
N.M. Not meaningful.

At September 30, 2005, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

10/04/05	BRL	86	USD	39	$—
10/05/05	ZAR	23	USD	4	—
10/03/05	USD	7	BRL	16	—
10/03/05	USD	436	HKD	3,385	—
10/03/05	USD	11	INR	479	—
10/03/05	USD	72	IDR	757,213	(1)
10/03/05	USD	52	MXN	561	—
10/04/05	USD	45	MXN	483	—
10/03/05	USD	1,437	TWD	47,896	(6)
10/03/05	USD	600	GBP	341	(1)
10/04/05	USD	254	GBP	143	1
10/04/05	USD	98	SGD	166	—
10/05/05	USD	71	SGD	120	—
10/04/05	USD	33	ZAR	213	(1)
10/07/05	USD	295	ZAR	1,877	—

					$(8)

BRL — Brazilian Real
GBP — Pound Sterling
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
MXN — Mexican Peso
SGD — Singapore Dollar
TWD — New Taiwan Dollar
ZAR — South African Rand

Statement of Net Assets
September 30, 2005 (Unaudited)
(Amounts in Thousands)
Global Income Trust

		Maturity
	Rate	Date	ParA	Value

Long-Term Securities — 92.8%

Australian Dollar — 1.5%
Government Obligations — 1.5%
Commonwealth of Australia	5.250%	08/15/2010	440	$334
Queensland Treasury Corp.	6.000%	06/14/2011	410	321

Total Australian Dollar				655

British Sterling — 10.7%
Corporate Bonds and Notes — 2.7%
Auto Parts and Equipment — 0.3%
GKN Holdings plc	6.750%	10/28/2019	67	123
Banks — 0.2%
Royal Bank of Scotland plc	6.200%	03/29/2049	50	98
Diversified Financial Services — 1.5%
Annington Finance No. 4	8.070%	01/10/2023	80	181
Company Operative Bank plc	5.875%	04/02/2019	50	92
Investec plc	7.750%	03/01/2016	48	91
Irish Nationwide Building Society	5.875%	12/15/2008	50	91
Mellon Funding Corporation	6.375%	11/08/2011	96	183
Insurance — 0.4%
Bupa Finance plc	6.125%	09/16/2020	45	82
Royal & Sun Alliance Insurance Group plc	8.500%	07/29/2049	53	109
Investment Banking/Brokerage — 0.1%
The Bear Stearns Companies Inc.	5.125%	01/20/2010	20	36
Special Purpose — 0.2%
Dignity Finance plc	8.151%	12/31/2030	40	94

Total Corporate Bonds and Notes				1,180

Government Obligations — 8.0%
United Kingdom of Great Britain and Northern Ireland	8.000%	06/07/2021	50	125
United Kingdom Treasury Stock	4.750%	06/07/2010	1,430	2,578
United Kingdom Treasury Stock	5.000%	09/07/2014	12	22
United Kingdom Treasury Stock	4.750%	09/07/2015	410	750

Total Government Obligations				3,475

Total British Sterling				4,655

Canadian Dollar — 0.9%
Government Obligations — 0.9%
Canadian Real Return Bond	4.000%	12/01/2031	293	381	B

Euro — 8.8%
Corporate Bonds and Notes — 5.1%
Banking and Finance
Banco Bradesco S.A.	8.000%	04/15/2014	50	70
General Motors Acceptance Corporation	4.750%	09/14/2009	105	115
Banks
HSBC Capital Funding	5.130%	12/29/2049	80	106
Lloyds Bank plc	4.385%	05/29/2049	201	251
Distribution
Central European Distribution Corporation	8.000%	07/25/2012	50	65	C
Diversified Financials
ING Groep N.V.	4.176%	06/08/2049	108	132
Diversified Financial Services
HBOS plc	5.125%	10/29/2049	100	132
Legal & General Group plc	4.000%	06/08/2025	57	70
Insurance
Aviva plc	5.700%	09/29/2049	100	137
Investment Management
AIB UK 1 LP	4.781%	12/17/2049	183	224
Manufacturing (Diversified)
Samsonite Corporation	6.509%	06/01/2010	25	31	D
Tyco International Group S.A.	6.125%	04/04/2007	260	328
Media
Central European Media Enterprises Ltd.	7.647%	05/15/2012	50	63	C,D
Pharmaceuticals
Glaxosmithkline Capital plc	4.000%	06/16/2025	102	123
Special Purpose
Ahold Finance USA, Inc.	5.875%	03/14/2012	55	73
Eco-Bat Finance Ltd.	10.125%	01/31/2013	20	28	C
UBS Preferred Funding	4.280%	04/29/2049	177	222
Valentia Telecommunications Limited	7.250%	08/15/2013	17	23

Total Corporate Bonds and Notes				2,193

Government Obligations — 3.7%
Kingdom of Belgium	5.000%	03/28/2035	520	778
Republic of France	5.000%	10/25/2011	220	297

		Maturity
	Rate	Date	ParA	Value

Republic of France	5.000%	10/25/2016	390	545

Total Government Obligations				1,620

Total Euro				3,813

Japanese Yen — 1.4%
Government Obligations — 1.4%
Government of Japan	1.400%	09/20/2015	69,000	604

Norwegian Krone — 1.6%
Government Obligations — 1.6%
Kingdom of Norway	6.500%	05/15/2013	2,300	423
Kingdom of Norway	5.000%	05/15/2015	1,760	301

Total Norwegian Krone				724

Polish Zloty — 1.4%
Government Obligations — 1.4%
Government of Poland	6.000%	05/24/2009	1,935	621

Swedish Krona — 2.0%
Corporate Bonds and Notes — 2.0%
Banking and Finance — 2.0%
AB Spintab	6.000%	04/20/2009	6,000	858

United States Dollar — 64.5%
Corporate Bonds and Notes — 22.1%
Aerospace/Defense — 0.4%
Northrop Grumman Corporation	4.079%	11/16/2006	35	35
Systems 2001 Asset Trust	6.664%	09/15/2013	125	133	C,E
Apparel — N.M.
Oxford Industries, Inc.	8.875%	06/01/2011	10	10
Auto Parts and Equipment — N.M.
Visteon Corporation	8.250%	08/01/2010	20	19
Banking and Finance — 2.9%
Boeing Capital Corporation	5.750%	02/15/2007	280	284
Ford Motor Credit Company	7.375%	10/28/2009	420	406
Ford Motor Credit Company	7.375%	02/01/2011	50	48
General Motors Acceptance Corporation	5.625%	05/15/2009	410	376
HSBC Finance Corporation	8.000%	07/15/2010	50	56
HSBC Finance Corporation	7.000%	05/15/2012	80	89
Banks — 0.6%
Bank of America Corporation	7.400%	01/15/2011	80	89
Bank One Corporation	5.900%	11/15/2011	180	189
Cable — 1.4%
Comcast Cable Communications, Inc.	6.750%	01/30/2011	155	167
Comcast Corporation	6.500%	01/15/2015	155	167
Cox Communications, Inc.	7.125%	10/01/2012	195	212
CSC Holdings Inc.	7.625%	04/01/2011	1	1
CSC Holdings Inc.	7.875%	02/15/2018	20	19
CSC Holdings Inc.	7.625%	07/15/2018	3	3
DirectTV Holdings	6.375%	06/15/2015	20	20	C
EchoStar DBS Corporation	7.304%	10/01/2008	23	23	D
Rogers Cable Inc.	6.750%	03/15/2015	10	10	E
Casino Resorts — 0.3%
Caesars Entertainment, Inc.	8.125%	05/15/2011	7	8
Caesars Entertainment, Inc.	7.000%	04/15/2013	8	9
Harrah’s Operating Company, Inc.	7.875%	12/15/2005	30	30
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/2010	10	11
MGM MIRAGE	8.500%	09/15/2010	20	22
MGM MIRAGE	6.750%	09/01/2012	20	20
MGM MIRAGE	6.625%	07/15/2015	10	10	C
Premier Entertainment Biloxi LLC	10.750%	02/01/2012	10	9
Station Casinos, Inc.	6.000%	04/01/2012	10	10
Station Casinos, Inc.	6.875%	03/01/2016	10	10	C
Chemicals — 0.2%
IMC Global Inc.	11.250%	06/01/2011	20	22
Lyondell Chemical Company	9.625%	05/01/2007	3	3
MacDermid, Incorporated	9.125%	07/15/2011	24	26
Rhodia S.A.	10.250%	06/01/2010	20	21	E
Westlake Chemical Corporation	8.750%	07/15/2011	10	11
Coal — N.M.
Peabody Energy Corporation	6.875%	03/15/2013	18	19
Computer Services and Systems — 0.3%
Electronic Data Systems Corporation	7.125%	10/15/2009	110	118
Sungard Data Systems Incorporated	9.125%	08/15/2013	10	10	C
Containers and Packaging — N.M.
Solo Cup Company	8.500%	02/15/2014	10	9
Diversified Financial Services — 0.5%
Citigroup Inc.	4.125%	02/22/2010	240	234
Electric — 1.5%
Duke Energy Corporation	3.750%	03/05/2008	200	196
Empresa Nacional de Electricidad S.A.	8.350%	08/01/2013	20	23	E
FirstEnergy Corp.	6.450%	11/15/2011	190	202
FirstEnergy Corp.	7.375%	11/15/2031	70	82
The AES Corporation	9.500%	06/01/2009	17	19
The AES Corporation	8.875%	02/15/2011	7	8
The AES Corporation	8.750%	05/15/2013	65	71	C

		Maturity
	Rate	Date	ParA	Value

The AES Corporation	7.750%	03/01/2014	6	6
The Cleveland Electric Illuminating Company	5.650%	12/15/2013	40	41
Energy — 1.1%
Pacific Gas and Electric Company	3.600%	03/01/2009	330	319
Reliant Energy Inc.	6.750%	12/15/2014	30	29
TXU Corp.	6.550%	11/15/2034	140	130
Environmental Services — 0.7%
Waste Management, Inc.	6.875%	05/15/2009	275	293
Food, Beverage and Tobacco — 0.9%
Altria Group, Inc.	5.625%	11/04/2008	120	123
Altria Group, Inc.	7.000%	11/04/2013	160	175
Kraft Foods Inc.	5.250%	06/01/2007	50	51
Sara Lee Corporation	6.250%	09/15/2011	40	42
Sara Lee Corporation	3.875%	06/15/2013	20	18
Funeral Parlors and Cemetery — N.M.
Service Corporation International	7.000%	06/15/2017	10	10	C
Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	04/01/2012	8	9
Gas and Pipeline Utilities — 1.4%
Dynegy Holdings Inc.	8.750%	02/15/2012	70	76
Southern Natural Gas Company	8.875%	03/15/2010	105	113
Southern Natural Gas Company	8.000%	03/01/2032	49	54
The Williams Companies, Inc.	7.125%	09/01/2011	270	283
The Williams Companies, Inc.	8.750%	03/15/2032	50	59
Health Care — 0.5%
HCA, Inc.	6.250%	02/15/2013	190	188
Tenet Healthcare Corporation	6.500%	06/01/2012	20	19
Tenet Healthcare Corporation	9.875%	07/01/2014	10	10
Insurance — N.M.
Xl Capital Ltd.	5.250%	09/15/2014	20	19	E
Investment Banking/Brokerage — 0.7%
J.P. Morgan Chase & Co.	5.750%	01/02/2013	170	177
Lehman Brothers Holdings Inc.	4.000%	01/22/2008	30	29
Lehman Brothers Holdings Inc.	7.000%	02/01/2008	100	105
Lodging/Hotels — N.M.
Hilton Hotels Corporation	7.625%	05/15/2008	4	5
Host Marriott Corporation	7.875%	08/01/2008	2	2
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	05/01/2007	5	5
Machinery — N.M.
Case New Holland Incorporated	9.250%	08/01/2011	2	2
Manufacturing (Diversified) — 0.5%
Tyco International Group S.A.	6.125%	11/01/2008	100	103	E
Tyco International Group S.A.	6.375%	10/15/2011	85	91	E
Media — 1.3%
Lamar Media Corporation	7.250%	01/01/2013	19	20
SBC Communications Inc.	5.100%	09/15/2014	30	30
Time Warner Inc.	6.150%	05/01/2007	385	394
Time Warner Inc.	6.875%	05/01/2012	5	5
Time Warner Inc.	7.625%	04/15/2031	100	117
Medical Care Facilities — 0.4%
DaVita, Inc.	7.250%	03/15/2015	40	41
HCA, Inc.	7.250%	05/20/2008	20	21
HCA, Inc.	5.250%	11/06/2008	55	54
HCA, Inc.	5.750%	03/15/2014	50	47
Health Care REIT, Inc.	8.000%	09/12/2012	11	13
Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	02/01/2008	22	23	F
Oil and Gas — 1.9%
AmeriGas Partners, L.P.	7.250%	05/20/2015	10	10	C
Chesapeake Energy Corporation	7.500%	09/15/2013	10	11
Chesapeake Energy Corporation	6.250%	01/15/2018	10	10
ConocoPhillips	4.750%	10/15/2012	150	151
El Paso Corporation	7.800%	08/01/2031	17	17
El Paso Corporation	7.750%	01/15/2032	100	101
El Paso Natural Gas Company	8.375%	06/15/2032	62	70
Gazprom OAO	9.625%	03/01/2013	10	12	C,E
Kerr-McGee Corporation	7.875%	09/15/2031	150	174
Plains Exploration & Production Company	7.125%	06/15/2014	10	11
Pogo Producing Company	6.875%	10/01/2017	6	6	C
Pride International, Inc.	7.375%	07/15/2014	20	22
Suburban Propane Partners LP	6.875%	12/15/2013	20	18	C
Western Oil Sands Inc.	8.375%	05/01/2012	27	31	E
XTO Energy, Inc.	7.500%	04/15/2012	145	163
Paper and Forest Products — 0.4%
Abitibi-Consolidated Inc.	7.750%	06/15/2011	10	10	E
Georgia-Pacific Corp.	8.875%	02/01/2010	5	6
Georgia-Pacific Corp.	9.500%	12/01/2011	5	6
Georgia-Pacific Corp.	7.700%	06/15/2015	3	3
Weyerhaeuser Company	6.125%	03/15/2007	141	143
Pharmaceuticals — 0.3%
AmerisourceBergen Corporation	5.875%	09/15/2015	10	10	C
Bristol-Myers Squibb Company	5.750%	10/01/2011	90	94
Mylan Labs Incorporated	6.375%	08/15/2015	10	10	C
Omnicare, Inc.	8.125%	03/15/2011	14	15
Publishing — N.M.
Sun Media Corporation	7.625%	02/15/2013	5	5	E

		Maturity
	Rate	Date	ParA	Value

Real Estate — 0.1%
Forest City Enterprises, Inc.	6.500%	02/01/2017	6	6
Ventas Realty LP	8.750%	05/01/2009	10	11
Ventas Realty LP	6.750%	06/01/2010	10	10	C
Ventas Realty LP	7.125%	06/01/2015	10	10	C
Retail — 0.5%
J. C. Penney Company, Inc.	7.400%	04/01/2037	10	11
Toys “R” Us, Inc.	7.375%	10/15/2018	15	12
Wal-Mart Stores, Inc.	6.875%	08/10/2009	160	172
Special Purpose — 1.5%
Devon Financing Corporation ULC	6.875%	09/30/2011	260	286
DI Finance Corporation	9.500%	02/15/2013	10	11	C
Qwest Capital Funding, Inc.	7.750%	02/15/2031	20	17
Sprint Capital Corporation	6.000%	01/15/2007	165	168
Sprint Capital Corporation	7.625%	01/30/2011	50	56
Sprint Capital Corporation	8.375%	03/15/2012	100	117
Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/2012	10	10
Cincinnati Bell Inc.	7.000%	02/15/2015	21	20
Telecommunications (Cellular/Wireless) — 0.9%
AT&T Wireless Services Inc.	7.500%	05/01/2007	305	318
Intelsat(Bermuda), Ltd.	8.625%	01/15/2015	10	10	E
Nextel Communications, Inc.	7.375%	08/01/2015	20	22
Rogers Wireless Communications Inc.	6.375%	03/01/2014	20	20	E
Transportation — 0.4%
Delta Air Lines, Inc.	6.718%	01/02/2023	83	85
Horizon Lines, LLC	9.000%	11/01/2012	14	15
Kansas City Southern Railway	9.500%	10/01/2008	29	32
OMI Corporation	7.625%	12/01/2013	10	10	E
Teekay Shipping Corporation	8.875%	07/15/2011	22	25	E
Utilities — 0.3%
United Utilities plc	6.450%	04/01/2008	130	135	E

Total Corporate Bonds and Notes				9,618

Mortgage-Backed Securities — 0.1%
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.840%	12/15/2016	2,977	30	C,G1

Municipal Bonds — 0.1%
Liberty New York Development Corporation Revenue	5.250%	10/01/2035	30	33

U.S. Government and Agency Obligations — 20.6%
United States Treasury Bonds	6.250%	05/15/2030	30	37
United States Treasury Bonds	5.375%	02/15/2031	190	213
United States Treasury Inflation-Protected Security	0.875%	04/15/2010	691	673	B
United States Treasury Inflation-Protected Security	2.000%	07/15/2014	612	625	B
United States Treasury Inflation-Protected Security	1.625%	01/15/2015	512	506	B
United States Treasury Inflation-Protected Security	1.875%	07/15/2015	452	456	B
United States Treasury Notes	3.000%	11/15/2007	6,520	6,367
United States Treasury Notes	4.125%	08/15/2010	70	69

Total U.S. Government and Agency Obligations				8,946

U.S. Government Agency Mortgage-Backed Securities — 15.7%
Fannie Mae	6.500%	07/01/2029	154	159
Fannie Mae	6.500%	12/01/2034	79	81
Fannie Mae	5.000%	12/01/2035	3,200	3,132	H
Fannie Mae	5.500%	12/01/2035	1,000	999	H
Fannie Mae	6.000%	12/01/2035	800	813	H
Fannie Mae	6.500%	12/01/2035	300	309	H
Freddie Mac	6.500%	08/01/2029	180	185
Freddie Mac	5.000%	12/01/2035	100	98	H
Government National Mortgage Association	7.000%	08/15/2028	14	15
Government National Mortgage Association	6.500%	10/15/2031	446	465
Government National Mortgage Association	6.000%	11/15/2032	156	160
Government National Mortgage Association	5.000%	12/01/2035	400	396	H

Total U.S. Government Agency Mortgage-Backed Securities				6,812

Foreign Government Obligations — 5.7%
Federative Republic of Brazil	14.500%	10/15/2009	140	182	E
Federative Republic of Brazil	12.000%	04/15/2010	70	86	E
Federative Republic of Brazil	5.250%	04/15/2012	49	48	D,E
Federative Republic of Brazil	5.250%	04/15/2012	66	65	D,E
Federative Republic of Brazil	8.875%	04/15/2024	7	8	E
Federative Republic of Brazil	12.250%	03/06/2030	30	41	E
Federative Republic of Brazil	11.000%	08/17/2040	124	152	E
Republic of Colombia	11.750%	02/25/2020	65	90	E
Republic of Columbia	8.125%	05/21/2024	20	22	E
Republic of Panama	10.750%	05/15/2020	60	83	E
Republic of Panama	9.375%	01/16/2023	30	38	E
Republic of Peru	5.000%	03/07/2017	43	43	E,I
Republic of Peru	5.000%	03/07/2017	57	56	C,E,I
Republic of Peru	8.750%	11/21/2033	40	49	E
Russian Federation	5.000%	03/31/2030	550	632	E,I
United Mexican States	8.375%	01/14/2011	160	184	E
United Mexican States	8.300%	08/15/2031	100	125	E
United Mexican States	7.500%	04/08/2033	481	558	E

Total Foreign Government Obligations				2,462

	Rate	ParA	Value

Preferred Stocks — 0.2%
Fannie Mae	7.000%	2	99	D

Warrants — N.M.
AT&T Latin America Corporation		18	0

Total United States Dollar			28,000

Total Long-Term Securities
(Identified Cost $39,617)			40,311

Repurchase Agreements — 9.5%

Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $2,063 on 10/3/05 (Collateral: $1,925 Fannie Mae notes, 6%, due 5/15/11, value $2,149)			2,062

Lehman Brothers, Inc. 3.7%, dated 9/30/05, to be repurchased at $2,063 on 10/3/05 (Collateral: $9,195 Freddie Mac notes, due 9/18/28, value $2,103)			2,062

(Identified Cost — $4,124)			4,124

Total Investments — 102.3% (Identified Cost — $43,741)			$44,435
Other Assets Less Liabilities — (2.3)%			(1,011)

Net assets — 100.0%			$43,424

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	March 2006	40	$(38)
U.S. Treasury Bond Futures	December 2005	2	(4)
U.S. Treasury Note Futures	December 2005	5	(6)

			$(48)

Futures Contracts Written
Bundesobligation Futures	December 2005	8	$39
U.S. Treasury Note Futures	December 2005	26	9

			$48

A	Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

B	Inflation-Protected Security — A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index (“CPI”) or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.4% of net assets.

D	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the Euro Interbank Offered Rate (“EURIBOR”) Index. The coupon rates are as of September 30, 2005.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by a foreign entity.

F	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

G	Stripped Security — Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest.

H	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

I	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.
N.M. — Not meaningful.

At September 30, 2005, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)
11/08/05	AUD	1,866	USD	1,408	$13
11/08/05	AUD	290	EUR	179	1
11/08/05	USD	1,313	AUD	1,735	(8)
11/08/05	EUR	942	AUD	1,515	(18)
11/08/05	CAD	1,094	USD	897	47
11/08/05	USD	946	CAD	1,150	(45)
11/08/05	EUR	943	AUD	1,515	(1)
11/08/05	EUR	50	GBP	35	0
11/08/05	EUR	386	HUF	95,710	1
11/08/05	EUR	873	JPY	116,960	(5)
11/08/05	EUR	327	NOK	2,559	(13)
11/08/05	EUR	966	PLN	4,011	2
11/08/05	EUR	320	SEK	3,010	1
11/08/05	EUR	15,456	USD	18,760	(144)
11/08/05	AUD	290	EUR	179	4
11/08/05	HUF	95,710	EUR	389	19
11/08/05	JPY	190,556	EUR	1,424	(20)
11/08/05	USD	22,029	EUR	18,206	100
11/08/05	HUF	95,710	EUR	389	(28)
11/08/05	EUR	386	HUF	95,710	5
11/08/05	JPY	903,783	USD	8,134	(145)
11/08/05	JPY	190,556	EUR	1,424	(11)
11/08/05	EUR	873	JPY	116,960	22
11/08/05	USD	5,025	JPY	497,908	97
11/08/05	USD	319	NOK	2,093	(1)
11/08/05	EUR	327	NOK	2,559	17
11/08/05	EUR	966	PLN	4,011	(69)
11/08/05	GBP	131	USD	227	4
11/08/05	EUR	50	GBP	35	(1)
11/08/05	USD	3,955	GBP	2,222	38
11/08/05	USD	2,702	GBP	1,500	(7)
11/08/05	SEK	8,132	USD	1,045	6
11/08/05	USD	1,391	SEK	10,807	(5)
11/08/05	EUR	320	SEK	3,010	(5)

					($149)

AUD — Australian Dollar	GBP — British Pound Sterling	NOK — Norwegian Krone
CAD — Canadian Dollar	HUF — Hungarian Forint	PLN — Polish Zloty
EUR — Euro Dollar	JPY — Japanese Yen	SEK — Swedish Krona

Statement of Net Assets
September 30, 2005 (Unaudited)
(Amounts in Thousands)
International Equity Trust

	Shares/Par	Value
Common Stock and Equity Interests — 98.7%

Australia — 2.2%
BHP Billiton Limited	88	$1,500
Commonwealth Bank of Australia	16	478
Leighton Holdings Limited	132	1,435
QBE Insurance Group Limited	153	2,175

		5,588

Austria — 0.5%
OMV AG	21	1,247

Belgium — 0.7%
Dexia	43	973
KBC Bankverzekeringsholding	8	685

		1,658

Brazil — 0.8%
Banco Bradesco S.A. — preferred shares — ADR	17	812
Petroleo Brasileiro S.A. — ADR	17	1,109

		1,921

Canada — 3.4%
Canadian National Railway Company	10	703
Canadian Natural Resources Ltd.	28	1,266
Husky Energy Inc.	21	1,140
National Bank of Canada	16	824
Sun Life Financial Inc.	24	902
Talisman Energy Inc.	14	686
Teck Cominco Limited	32	1,433
Telus Corporation	15	639
The Toronto—Dominion Bank	21	1,017

		8,610

China — 0.7%
Li & Fung Limited	270	625
PetroChina Company Limited	1,488	1,247

		1,872

Finland — 0.6%
Elisa Oyj	14	235
Wartsila Corporation	36	1,134
YIT — Yhtyma Oji (YIT)	5	204

		1,573

France — 13.4%
Assurances Generales de France (AGF)	10	995
Atos Origin S.A.	23	1,620	A
BNP Paribas S.A.	46	3,481
Bouygues S.A.	35	1,613
Cap Gemini S.A.	47	1,834	A
Compagnie de Saint—Gobain	36	2,094
Compagnie Generale des Etablissements Michelin	28	1,616
Credit Agricole S.A.	19	566
France Telecom S.A.	104	2,998
Sanofi-Aventis	40	3,265
Societe BIC S.A.	13	745
Societe Generale	17	1,906
Sodexho Alliance S.A.	32	1,208
STMicroelectronics N.V.	73	1,261
Suez S.A.	85	2,461
Thomson	20	416
TotalFinaElf S.A.	9	2,546
Vallourec S.A.	6	2,876
Vivendi Universal S.A.	22	732

		34,233

Germany — 6.5%
Adidas—Salomon AG	3	482
BASF AG	26	1,983
Bayer AG	25	911
Celesio (Gehe) AG	17	1,501
Continental AG	20	1,679
DaimlerChrysler AG	24	1,268
Deutsche Telekom AG	124	2,255
Fresenius AG — preferred shares	10	1,387
Infineon Technologies AG	108	1,063	A
Metro AG	27	1,352
RWE AG	33	2,171
Schering AG	10	651

		16,703

Greece — 0.4%
OPAP S.A. (Greek Organization of Football Prognostics)	35	1,085

Hong Kong — 1.0%
Cheung Kong (Holdings) Limited	116	1,310
Esprit Holdings Limited	90	673
Kerry Properties Limited	224	574

		2,557

Ireland — 1.4%

	Shares/Par	Value
Bank of Ireland	95	1,502
Depfa Bank plc	59	952
Irish Life & Permanent plc	59	1,082

		3,536

Italy — 3.4%
Banca Intesa S.p.A.	171	798
Banca Popolare di Milano Scarl (BPM)	65	669
Davide Campari — Milano S.p.A.	36	270
ENI S.p.A.	89	2,653
Fondiaria — Sai S.p.A.	17	522
IFIL — Investments S.p.A.	83	373
Italcementi S.p.A.	72	1,129
Mondadori (Arnoldo) Editore S.p.A.	78	781
Pirelli & C. Real Estate S.p.A.	13	775
Telecom Italia S.p.A.	292	811

		8,781

Japan — 23.2%
AISIN SEIKO CO., LTD.	35	998
CANON SALES CO., INC.	70	1,436
CANON, INC.	30	1,635
Chubu Electric Power Company, Incorporated	25	610
Diamond Lease Company Limited	7	294
Electric Power Development Co., Ltd.	6	200
EXEDY Corporation	21	456
FUJI ELECTRIC HOLDINGS CO., LTD.	310	1,233
Fujikura Ltd.	160	980
HINO MOTORS, LTD.	111	752
HONDA MOTOR CO., LTD.	40	2,266
HOYA CORPORATION	4	129
HOYA CORPORATION	12	398	A
INPEX CORPORATION	N.M.	202
JAPAN TOBACCO INC.	N.M.	551
Jupiter Telecommunications Co., Ltd.	1	950	A
KDDI CORPORATION	N.M.	817
Kobe Steel, Ltd.	385	1,169
KOYO SEIKO CO., LTD.	51	769
Marubeni Corporation	404	1,878
Mazda Motor Corporation	225	986
Mitsubishi Corporation	42	828
Mitsubishi Electric Corporation	114	730
MITSUBISHI MATERIALS CORPORATION	461	1,627
Mitsubishi Tokyo Financial Group, Inc.	N.M.	656
MITSUI & CO., LTD.	137	1,714
Mitsui Chemicals, Inc.	114	672
Mitsui Fudosan Co., Ltd.	93	1,397
Mitsui Mining & Smelting Company, Limited	170	986
Mitsui O.S.K. Lines, Ltd.	70	559
Mitsui Trust Holdings, Inc.	180	2,491
NHK SPRING CO., LTD.	62	454
Nippon Shinpan Co., Ltd.	153	1,294
Nippon Yusen Kabushiki Kaisha	78	523
NTN CORPORATION	81	484
ORIX Corporation	11	1,985
Resona Holdings, Inc.	1	1,535	A
RICOH COMPANY, LTD.	25	390
Sekisui Chemical Co., Ltd.	120	855
Shimadzu Corporation	146	1,029
SUMITOMO CORPORATION	186	1,961
Sumitomo Electric Industries, Ltd.	36	485
SUMITOMO HEAVY INDUSTRIES, LTD.	252	1,786
Sumitomo Metal Industries, Ltd.	332	1,163
Sumitomo Rubber Industries, Ltd.	59	701
Takeda Pharmaceutical Company Ltd.	36	2,166
TAKEFUJI CORPORATION	17	1,356
The Bank of Yokohama, Ltd.	185	1,409	A
TOKYU LAND CORPORATION	161	1,039
TOSHIBA CORPORATION	489	2,152
Toyota Motor Corporation	82	3,754
UNY CO., LTD.	80	1,055
Yamaha Motor Co., Ltd.	66	1,362

		59,307

Mexico — 0.7%
America Movil S.A. de C.V. — ADR	54	1,421
Grupo Financiero Banorte S.A. de C.V.	37	326

		1,747

Netherlands — 4.2%
ASML Holding N.V.	121	1,993	A
Corio N.V.	22	1,300
CSM N.V.	64	1,816
DSM N.V.	43	1,673
ING Groep N.V.	75	2,245
Wolters Kluwer N.V.	95	1,770

	Shares/Par	Value
		10,797

Norway — 1.3%
DNB NOR ASA	60	618
Statoil ASA	38	942
Stolt-Nielsen S.A.	20	798
Telenor ASA	103	918

		3,276

Portugal — 0.2%
Banco Comercial Portugues, S.A.	210	583

Russia — 0.3%
AO VimpelCom — ADR	19	840	A

Singapore — 1.3%
Biosensors International Group Ltd.	1,683	1,322	A
China Flexible Packaging Holdings Limited	730	196
Fraser And Neave Limited	44	447
Keppel Corporation Limited	145	1,088
Neptune Orient Lines Limited	202	368

		3,421

South Africa — 0.3%
JD Group Limited	65	789

South Korea — 1.8%
Dacom Corporation	40	514	A
GS Engineering & Construction Corp.	25	997
Hyundai Department Store Co., Ltd.	16	1,075
Hyundai Mipo Dockyard Co., Ltd.	19	1,365
Hyundai Motor Company	8	601

		4,552

Spain — 1.5%
ACS, Actividades de Contruccion y Servicios, S.A.	40	1,166
Banco Santander Central Hispano S.A.	104	1,361
Ebro Puleva, S.A.	35	617
Union Electrica Fenosa S.A.	22	714

		3,858

Sweden — 0.7%
Atlas Copco AB	32	619
Nordea AB	116	1,162

		1,781

Switzerland — 4.1%
Credit Suisse Group	45	2,002
Nestle S.A.	3	970
Novartis AG	55	2,767
Roche Holdings AG	22	3,056
Syngenta AG	4	419
UBS AG	6	525
Zurich Financial Services AG	4	758

		10,497

Taiwan — 0.3%
Siliconware Precision Industries Company — ADR	136	705

United Kingdom — 23.8%
AstraZeneca Group plc	67	3,126
Aviva plc	112	1,230
BAE Systems plc	296	1,796
Balfour Beatty plc	40	231
Barclays plc	57	574
BP Amoco plc	510	6,057
British Airways plc	374	1,928	A
British American Tobacco plc	61	1,289
British Energy Group plc	161	1,361	A
Diageo plc	44	637
EMAP plc	31	456
Friends Provident plc	463	1,528
GlaxoSmithKline plc	85	2,163
Hanson plc	140	1,453
HBOS plc	149	2,242
HSBC Holdings plc	265	4,286
Imperial Chemical Industries plc	369	1,944
Marks & Spencer Group plc	79	525
Northern Rock plc	106	1,553
Northumbrian Water Group plc	194	850
Persimmon plc	100	1,515
Pilkington plc	489	1,199
Rio Tinto plc	56	2,299
Rolls-Royce Group plc	149	983
Royal Bank of Scotland Group plc	127	3,590
Royal Dutch Shell plc	114	3,948
Royal Dutch Shell plc	43	1,409
Schroders plc	47	771
Scottish & Newcastle plc	95	777
Stagecoach Group plc	328	646
Tesco plc	348	1,901
Travis Perkins plc	25	625
Tullow Oil plc	294	1,346
Vodafone Group plc	1,226	3,188
Wolseley plc	25	518
WPP Group plc	77	778

		60,722

Total Common Stock and Equity Interests (Identified Cost — $208,045)		252,239

	Shares/Par	Value
Repurchase Agreements — 1.5%

Bank of America
3.78%, dated 9/30/05, to be repurchased at $1,991 on 10/3/05 (Collateral: $2,010 Freddie Mac notes, 4.3%, due 5/5/08, value $2,032)	1,990	1,990

Goldman, Sachs & Company
3.71%, dated 9/30/05, to be repurchased at $1,991 on 10/3/05 (Collateral: $1,985 Fannie Mae mortgage-backed securities, 6%, due 4/1/35, value $2,032)	1,991	1,991

(Identified Cost — $3,981)		3,981

Total Investments — 100.2% (Identified Cost — $212,026)		256,220
Other Assets Less Liabilities — (0.2)%		(668)

Net assets — 100.0%		$255,552

A	Non-income producing.

N.M. Not meaningful.

At September 30, 2005, open forward currency exchange contracts (expressed in the contractual currency) were:

	Contract to
Settlement					Unrealized
Date	Receive		Deliver		Gain/(Loss)
10/03/05	EUR	510	USD	614	$—
10/04/05	EUR	1,659	USD	1,993	1
10/04/05	NOK	6,281	USD	962	(4)
10/05/05	USD	420	EUR	349	(1)
10/05/05	USD	267	JPY	30,286	1

					$(3)

EUR — Euro
JPY — Japanese Yen
NOK — Norwegian Krone

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value determined under polices approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Options and Futures
     As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
     Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (“variation margin”) are made or received by that Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund.
Forward Currency Exchange Contracts
     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
     Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Global Trust, Inc. Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Global Trust, Inc. Date: November 28, 2005

By: /s/ Marie K. Karpinski Marie K. Karpinski Vice President and Treasurer, Legg Mason Global Trust, Inc. Date: November 25, 2005